CALVERT BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2019 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 38.1%
Basic Materials - 0.8%
LG Chem Ltd., 3.25%, 10/15/24 (1)	6,400,000	6,560,746
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	5,835,000	6,128,310
		12,689,056

Communications - 2.6%
AT&T, Inc., 5.35%, 12/15/43	1,000,000	1,100,699
Comcast Corp.:
3.032%, (3 mo. USD LIBOR + 0.44%), 10/1/21 (2)	4,400,000	4,418,696
3.20%, 7/15/36	4,424,000	4,304,784
4.70%, 10/15/48 (3)	3,180,000	3,731,846
Crown Castle Towers LLC, 3.663%, 5/15/45 (1)	2,100,000	2,184,996
NBCUniversal Media LLC, 4.45%, 1/15/43	1,500,000	1,646,858
Verizon Communications, Inc.:
3.618%, (3 mo. USD LIBOR + 1.10%), 5/15/25 (2)	3,080,000	3,122,158
3.875%, 2/8/29	5,030,000	5,397,227
4.329%, 9/21/28	3,932,000	4,351,817
4.862%, 8/21/46	4,750,000	5,536,133
5.50%, 3/16/47	3,300,000	4,173,213
		39,968,427

Consumer, Cyclical - 3.7%
American Airlines Pass-Through Trust:
4.40%, 3/22/25	6,103,343	6,279,424
5.25%, 7/15/25	1,796,211	1,897,606
5.60%, 1/15/22 (1)	272,618	277,620
Azul Investments LLP, 5.875%, 10/26/24 (1)(3)	1,490,000	1,473,238
Best Buy Co., Inc., 4.45%, 10/1/28	3,196,000	3,378,963
Ford Motor Credit Co. LLC:
2.979%, 8/3/22	10,900,000	10,784,830
3.408%, (3 mo. USD LIBOR + 0.81%), 4/5/21 (2)	1,460,000	1,441,327
3.484%, (3 mo. USD LIBOR + 0.88%), 10/12/21 (2)	5,522,000	5,437,049
Latam Airlines Pass-Through Trust, 4.20%, 8/15/29	1,603,132	1,626,698
Lennar Corp., 4.50%, 11/15/19	2,425,000	2,440,156
Nordstrom, Inc., 5.00%, 1/15/44 (3)	4,569,000	4,265,750
Starbucks Corp., 2.45%, 6/15/26	3,300,000	3,267,590
Tapestry, Inc., 4.125%, 7/15/27	9,010,000	9,064,652
Virgin Australia Pass-Through Trust:
5.00%, 4/23/25 (1)	936,507	964,930
6.00%, 4/23/22 (1)	582,496	591,903
Whirlpool Corp., 3.70%, 5/1/25	1,700,000	1,750,128
Wyndham Destinations, Inc., 5.75%, 4/1/27	2,371,000	2,483,622
		57,425,486

Consumer, Non-cyclical - 3.4%
Amgen, Inc.:
4.40%, 5/1/45	3,000,000	3,194,874
4.663%, 6/15/51	1,006,000	1,102,346
Becton Dickinson and Co.:
2.404%, 6/5/20	1,667,000	1,665,946
2.894%, 6/6/22	1,667,000	1,688,867
3.194%, (3 mo. USD LIBOR + 0.875%), 12/29/20 (2)	9,069,000	9,070,491
Conagra Brands, Inc., 3.342%, (3 mo. USD LIBOR + 0.75%), 10/22/20 (2)	935,000	935,195
CVS Health Corp., 4.30%, 3/25/28 (3)	11,691,000	12,332,012
CVS Pass-Through Trust, 6.036%, 12/10/28	1,768,658	1,980,555
Ecolab, Inc., 3.25%, 12/1/27	857,000	892,548
Grupo Bimbo SAB de CV:
4.50%, 1/25/22 (1)	3,000,000	3,106,777
4.875%, 6/27/44 (1)	2,200,000	2,314,590
Kaiser Foundation Hospitals, 3.15%, 5/1/27 (3)	4,091,000	4,219,800
Kraft Heinz Foods Co., 5.20%, 7/15/45	2,125,000	2,229,597
Life Technologies Corp., 6.00%, 3/1/20	1,900,000	1,940,482
Massachusetts Institute of Technology, 3.959%, 7/1/38	875,000	963,733
President and Fellows of Harvard College, 3.619%, 10/1/37	1,000,000	1,068,669
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	4,006,000	3,994,984
		52,701,466

Energy - 0.6%
TerraForm Power Operating LLC:
5.00%, 1/31/28 (1)(3)	5,920,000	5,964,400
6.625%, 6/15/25 (1)	3,290,000	3,466,837
		9,431,237

Financial - 15.7%
ANZ New Zealand International Ltd., 2.20%, 7/17/20 (1)	2,032,000	2,030,015
Banco Santander S.A., 3.125%, 2/23/23	2,888,000	2,930,493
Bank Nederlandse Gemeenten NV, 2.125%, 12/14/20 (1)	2,930,000	2,936,976
Bank of America Corp.:
2.972%, (3 mo. USD LIBOR + 0.38%), 1/23/22 (2)	7,400,000	7,387,428
3.269%, (3 mo. USD LIBOR + 0.79%), 3/5/24 (2)	1,474,000	1,476,306
3.419% to 12/20/27, 12/20/28 (4)	5,369,000	5,533,513
3.499% to 5/17/21, 5/17/22 (4)	6,741,000	6,875,958
3.55% to 3/5/23, 3/5/24 (4)	10,476,000	10,855,710
3.593% to 7/21/27, 7/21/28 (4)	6,450,000	6,727,467
3.772%, (3 mo. USD LIBOR + 1.18%), 10/21/22 (2)	2,155,000	2,182,878
3.824% to 1/20/27, 1/20/28 (4)	11,000,000	11,649,071
3.974% to 2/7/29, 2/7/30 (4)	1,960,000	2,100,799
Bank of America NA, 3.335% to 1/25/22, 1/25/23 (4)	11,436,000	11,731,263
Capital One Financial Corp.:
2.50%, 5/12/20	3,097,000	3,100,559
3.033%, (3 mo. USD LIBOR + 0.45%), 10/30/20 (2)	1,925,000	1,927,245
3.30%, 10/30/24	4,779,000	4,903,424
3.303%, (3 mo. USD LIBOR + 0.72%), 1/30/23 (2)	6,600,000	6,587,451
4.20%, 10/29/25	2,100,000	2,206,591

Capital One NA, 2.65%, 8/8/22	2,305,000	2,317,249
CBL & Associates LP, 5.25%, 12/1/23 (3)	1,195,000	866,375
Citigroup, Inc.:
2.65%, 10/26/20	3,435,000	3,447,602
2.75%, 4/25/22	2,600,000	2,625,960
3.142% to 1/24/22, 1/24/23 (4)	3,330,000	3,386,471
3.841%, (3 mo. USD LIBOR + 1.25%), 7/1/26 (2)	1,885,000	1,899,955
3.887% to 1/10/27, 1/10/28 (4)	16,815,000	17,796,161
Citizens Bank NA:
2.25%, 3/2/20	1,950,000	1,948,580
2.55%, 5/13/21	1,400,000	1,403,574
Citizens Financial Group, Inc.:
2.375%, 7/28/21	1,475,000	1,473,958
4.15%, 9/28/22 (1)	702,000	725,821
Commonwealth Bank of Australia, 2.50%, 9/18/22 (1)(3)	2,120,000	2,132,893
Credit Acceptance Corp.:
6.125%, 2/15/21	1,580,000	1,582,963
7.375%, 3/15/23	2,000,000	2,082,500
DDR Corp., 3.625%, 2/1/25	4,767,000	4,824,531
Digital Realty Trust LP:
3.95%, 7/1/22	3,100,000	3,230,878
4.75%, 10/1/25	2,035,000	2,230,829
Discover Bank:
3.45%, 7/27/26	1,750,000	1,781,198
4.682% to 8/9/23, 8/9/28 (4)	4,500,000	4,667,220
8.70%, 11/18/19	948,000	969,095
Discover Financial Services, 3.95%, 11/6/24	1,500,000	1,578,212
Goldman Sachs Group, Inc. (The):
2.905% to 7/24/22, 7/24/23 (4)	3,656,000	3,692,030
2.908% to 6/5/22, 6/5/23 (4)	7,700,000	7,786,774
3.688%, (3 mo. USD LIBOR + 1.17%), 5/15/26 (2)	1,912,000	1,886,847
International Finance Corp., 1.75%, 3/30/20	8,300,000	8,278,503
JPMorgan Chase & Co., 3.797% to 7/23/23, 7/23/24 (4)	6,500,000	6,820,628
Lazard Group LLC, 4.50%, 9/19/28	5,749,000	6,125,049
Marsh & McLennan Cos., Inc., 3.519%, (3 mo. USD LIBOR + 1.20%), 12/29/21 (2)	1,779,000	1,784,193
Morgan Stanley:
2.80%, 6/16/20	3,500,000	3,516,695
3.981%, (3 mo. USD LIBOR + 1.40%), 10/24/23 (2)	2,190,000	2,233,109
4.00%, 7/23/25	5,700,000	6,106,695
4.875%, 11/1/22	2,075,000	2,222,054
National Australia Bank Ltd., 3.625%, 6/20/23	2,650,000	2,772,398
PNC Bank NA, 2.70%, 11/1/22	5,000,000	5,050,069
Regions Financial Corp., 2.75%, 8/14/22	1,198,000	1,206,664
SBA Tower Trust:
2.877%, 7/15/46 (1)	2,500,000	2,507,407
3.722%, 4/9/48 (1)	4,150,000	4,283,317
Synchrony Financial:
3.95%, 12/1/27 (3)	3,421,000	3,418,645
4.50%, 7/23/25	8,486,000	8,911,015
Synovus Financial Corp., 3.125%, 11/1/22	1,267,000	1,274,273

Toronto-Dominion Bank (The), 1.85%, 9/11/20	7,800,000	7,777,494
		243,769,031

Government - 3.4%
Asian Development Bank:
1.00%, 8/16/19	7,000,000	6,986,058
3.125%, 9/26/28	5,500,000	5,974,634
European Bank for Reconstruction & Development, 0.875%, 7/22/19	5,400,000	5,395,857
Inter-American Development Bank, 3.00%, 9/26/22	5,500,000	5,697,573
International Bank for Reconstruction & Development, 3.125%, 11/20/25	12,050,000	12,872,831
International Finance Corp., 2.00%, 10/24/22	16,490,000	16,596,956
		53,523,909

Industrial - 2.4%
Jabil, Inc.:
3.95%, 1/12/28 (3)	3,237,000	3,183,363
4.70%, 9/15/22	6,613,000	6,920,174
Johnson Controls International plc, 4.625%, 7/2/44	1,800,000	1,848,688
Owens Corning, 3.40%, 8/15/26	5,150,000	5,018,053
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.70%, 3/14/23 (1)	4,250,000	4,249,697
SMBC Aviation Capital Finance DAC:
2.65%, 7/15/21 (1)	2,040,000	2,039,383
3.00%, 7/15/22 (1)	1,750,000	1,772,063
3.55%, 4/15/24 (1)	3,200,000	3,293,735
Wabtec Corp.:
3.71%, (3 mo. USD LIBOR + 1.30%), 9/15/21 (2)	4,566,000	4,554,476
4.95%, 9/15/28 (3)	4,178,000	4,481,375
		37,361,007

Technology - 3.3%
Apple, Inc., 3.00%, 6/20/27	6,686,000	6,854,701
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	1,645,000	1,672,374
Dell International LLC / EMC Corp., 4.42%, 6/15/21 (1)	9,570,000	9,858,792
DXC Technology Co.:
3.47%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (2)	3,923,000	3,923,055
4.25%, 4/15/24	3,176,000	3,328,723
Hewlett Packard Enterprise Co., 3.318%, (3 mo. USD LIBOR + 0.72%), 10/5/21 (2)	2,449,000	2,449,434
Microchip Technology, Inc., 4.333%, 6/1/23	5,444,000	5,672,316
Microsoft Corp.:
2.40%, 8/8/26	2,225,000	2,236,500
4.45%, 11/3/45	3,050,000	3,658,556
NXP BV / NXP Funding LLC, 4.625%, 6/15/22 (1)	2,565,000	2,693,250
Seagate HDD Cayman:
4.875%, 3/1/24	2,145,000	2,202,297
4.875%, 6/1/27 (3)	850,000	853,388
Western Digital Corp., 4.75%, 2/15/26 (3)	5,147,000	5,062,332
		50,465,718

Utilities - 2.2%
American Water Capital Corp., 2.95%, 9/1/27	3,590,000	3,615,815

Avangrid, Inc.:
3.15%, 12/1/24	10,620,000	10,831,040
3.80%, 6/1/29 (3)	7,100,000	7,440,252
Consolidated Edison Co. of New York, Inc., 4.45%, 6/15/20	1,675,000	1,709,436
MidAmerican Energy Co., 4.25%, 7/15/49	4,815,000	5,482,310
NextEra Energy Operating Partners LP, 4.25%, 9/15/24 (1)	2,950,000	2,976,698
Public Service Co. of Colorado, 3.70%, 6/15/28	2,581,000	2,784,677
		34,840,228

Total Corporate Bonds (Cost $573,005,236)		592,175,565

U.S. TREASURY OBLIGATIONS - 18.8%
U.S. Treasury Bonds:
2.75%, 8/15/47	43,869,400	45,726,995
3.125%, 5/15/48	6,025,000	6,752,707
U.S. Treasury Inflation-Protected Note, 0.75%, 7/15/28 (5)	51,672,171	53,865,227
U.S. Treasury Notes:
1.00%, 8/31/19	38,320,000	38,239,152
1.625%, 8/31/19	54,535,000	54,475,802
2.25%, 3/31/21	61,040,000	61,508,530
2.25%, 4/30/21	23,530,000	23,724,858
2.25%, 4/30/24	6,900,000	7,054,037
2.375%, 5/15/29 (3)	1,352,000	1,396,547

Total U.S. Treasury Obligations (Cost $287,491,941)		292,743,855

ASSET-BACKED SECURITIES - 20.3%
Automobile - 6.9%
Avis Budget Rental Car Funding AESOP LLC:
Series 2014-1A, Class A, 2.46%, 7/20/20 (1)	2,433,333	2,433,301
Series 2014-2A, Class A, 2.50%, 2/20/21 (1)	17,327,000	17,320,793
Chesapeake Funding II LLC, Series 2016-2A, Class A1, 1.88%, 6/15/28 (1)	9,092,918	9,077,922
Credit Acceptance Auto Loan Trust:
Series 2017-1A, Class B, 3.04%, 12/15/25 (1)	7,960,000	7,979,174
Series 2017-2A, Class A, 2.55%, 2/17/26 (1)	20,367,000	20,366,589
Enterprise Fleet Financing LLC:
Series 2017-1, Class A2, 2.13%, 7/20/22 (1)	2,733,314	2,729,435
Series 2017-3, Class A2, 2.13%, 5/22/23 (1)	14,630,485	14,606,007
Hertz Fleet Lease Funding LP, Series 2017-1, Class A2, 2.13%, 4/10/31 (1)	3,460,493	3,456,037
OSCAR US Funding X, LLC, Series 2019-1A, Class A2, 3.10%, 4/11/22 (1)	4,350,000	4,351,663
Tesla Auto Lease Trust:
Series 2018-A, Class A, 2.32%, 12/20/19 (1)	4,455,842	4,454,070
Series 2018-B, Class A, 3.71%, 8/20/21 (1)	8,006,830	8,128,287
Toyota Auto Receivables Owner Trust:
Series 2016-B, Class A3, 1.30%, 4/15/20	21,941	21,928
Series 2016-B, Class A4, 1.52%, 8/16/21	11,840,000	11,805,235
		106,730,441

Clean Energy - 1.7%
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (1)	558,595	558,135
SolarCity LMC Series I LLC, Series 2013-1, Class A, 4.80%, 11/20/38 (1)	2,384,553	2,517,077
SolarCity LMC Series III LLC:
Series 2014-2, Class A, 4.02%, 7/20/44 (1)	12,839,468	12,950,582
Series 2014-2, Class B, 5.44%, 7/20/44 (1)	5,617,447	5,608,482
Spruce ABS Trust, Series 2016-E1, Class A, 4.32%, 6/15/28 (1)	640,569	655,307
TES LLC, Series 2017-1A, Class A, 4.33%, 10/20/47 (1)	3,823,370	3,826,082
		26,115,665

Consumer Loan - 5.4%
Avant Loans Funding Trust:
Series 2018-A, Class B, 3.95%, 12/15/22 (1)	9,235,000	9,293,652
Series 2019-A, Class A, 3.48%, 7/15/22 (1)	2,305,558	2,314,671
Conn’s Receivables Funding LLC:
Series 2018-A, Class A, 3.25%, 1/15/23 (1)	658,415	661,042
Series 2019-A, Class A, 3.40%, 10/16/23 (1)	2,485,820	2,498,974
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3, Class A, 3.82%, 1/15/26 (1)	3,944,556	3,986,002
Series 2019-P1, Class A, 2.94%, 7/15/26 (1)	1,925,000	1,931,703
OneMain Financial Issuance Trust, Series 2017-1A, Class A1, 2.37%, 9/14/32 (1)	6,041,000	6,030,316
Oportun Funding LLC:
Series 2017-A, Class A, 3.23%, 6/8/23 (1)	3,155,000	3,154,498
Series 2018-A, Class A, 3.61%, 3/8/24 (1)	9,016,000	9,110,249
Series 2018-B, Class A, 3.91%, 7/8/24 (1)	12,777,000	13,010,645
Prosper Marketplace Issuance Trust:
Series 2017-3A, Class B, 3.36%, 11/15/23 (1)	5,597,637	5,599,320
Series 2018-1A, Class A, 3.11%, 6/17/24 (1)	1,596,907	1,597,856
Series 2018-2A, Class A, 3.35%, 10/15/24 (1)	6,763,963	6,789,442
SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.20%, 5/27/36 (1)	7,879,118	7,974,117
Springleaf Funding Trust, Series 2016-AA, Class A, 2.90%, 11/15/29 (1)	10,037,433	10,048,445
Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, 1/20/21 (1)	327,729	327,862
		84,328,794

Equipment - 0.0% (6)
Dell Equipment Finance Trust, Series 2017-1, Class A3, 2.14%, 4/22/22 (1)	428,439	428,167

Other - 3.1%
ExteNet LLC, Series 2019-1A, Class A2, 3.204%, 7/26/49 (1)(7)	2,480,000	2,485,144
Jack In The Box Funding LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49 (1)(7)	3,295,000	3,295,000
Mosaic Solar Loans LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42 (1)	256,383	266,762
Series 2019-1A, Class A, 4.37%, 12/21/43 (1)	4,515,147	4,732,683
NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A2, 2.19%, 9/15/21 (1)	3,690,000	3,685,578
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (1)	3,300,000	3,410,540
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44 (1)	13,823,767	14,403,509
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	5,415,651	5,579,192
Vantage Data Centers Issuer LLC:
Series 2018-1A, Class A2, 4.072%, 2/16/43 (1)	5,163,227	5,309,314
Series 2018-2A, Class A2, 4.196%, 11/16/43 (1)	2,187,167	2,254,811

VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (1)	2,250,000	2,254,386
		47,676,919

Railcar - 0.2%
Element Rail Leasing I LLC:
Series 2014-1A, Class A1, 2.299%, 4/19/44 (1)	261,947	262,423
Series 2014-1A, Class B1, 4.406%, 4/19/44 (1)	2,200,000	2,303,044
		2,565,467

Single-Family Rental - 0.8%
American Homes 4 Rent Trust, Series 2014-SFR2, Class A, 3.786%, 10/17/36 (1)	4,052,681	4,247,046
Invitation Homes Trust:
Series 2017-SFR2, Class C, 3.844%, (1 mo. USD LIBOR + 1.45%), 12/17/36 (1)(2)	951,000	953,594
Series 2018-SFR2, Class A, 3.294%, (1 mo. USD LIBOR + 0.90%), 6/17/37 (1)(2)	7,969,087	7,964,774
		13,165,414

Student Loan - 0.1%
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 6/25/40 (1)	970,943	978,106
SoFi Professional Loan Program LLC, Series 2014-B, Class A2, 2.55%, 8/27/29 (1)	730,549	729,247
		1,707,353

Timeshare - 0.0% (6)
Sierra Timeshare Receivables Funding LLC, Series 2014-3A, Class B, 2.80%, 10/20/31 (1)	710,194	709,806

Whole Business - 2.1%
Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.81%, 11/15/48 (1)	1,656,054	1,763,398
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (1)	4,263,000	4,368,641
DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47 (1)	679,650	692,699
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (1)	3,396,800	3,522,356
Series 2018-1A, Class A2, 4.739%, 4/20/48 (1)	2,478,960	2,605,736
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (1)	5,796,700	5,970,455
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (1)	1,220,100	1,275,895
Hardee’s Funding LLC, Series 2018-1A, Class A2I, 4.25%, 6/20/48 (1)	3,324,875	3,396,493
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I, 4.262%, 9/5/48 (1)	8,242,713	8,511,910
		32,107,583

Total Asset-Backed Securities (Cost $311,762,092)		315,535,609

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 8.5%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 6.704%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (1)(2)	48,592	48,714
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KW06, Class A2, 3.80%, 6/25/28	5,335,000	5,802,694
Series W5FX, Class AFX, 3.34%, 4/25/28	1,895,833	1,986,624
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQA2, Class M2, 5.204%, (1 mo. USD LIBOR + 2.80%), 5/25/28 (2)	1,276,170	1,297,989
Series 2016-DNA2, Class M2, 4.604%, (1 mo. USD LIBOR + 2.20%), 10/25/28 (2)	325,057	326,715
Series 2016-HQA1, Class M2, 5.154%, (1 mo. USD LIBOR + 2.75%), 9/25/28 (2)	1,788,128	1,811,977

Series 2017-DNA3, Class M2, 4.904%, (1 mo. USD LIBOR + 2.50%), 3/25/30 (2)	7,670,000	7,849,269
Series 2017-HQA2, Class M2, 5.054%, (1 mo. USD LIBOR + 2.65%), 12/25/29 (2)	1,565,000	1,606,579
Series 2018-DNA1, Class M1, 2.854%, (1 mo. USD LIBOR + 0.45%), 7/25/30 (2)	2,306,633	2,304,070
Series 2019-HQA2, Class M1, 3.104%, (1 mo. USD LIBOR + 0.70%), 4/25/49 (1)(2)	2,335,000	2,341,254
Federal National Mortgage Association:
Series 2017-M2, Class A1, 2.878%, 2/25/27 (8)	2,740,083	2,820,392
Series 2017-M13, Class A2, 3.037%, 9/25/27 (8)	5,500,000	5,683,910
Series 2018-M4, Class A2, 3.144%, 3/25/28 (8)	8,448,000	8,816,911
Series 2018-M8, Class A2, 3.436%, 6/25/28 (8)	4,628,461	4,933,775
Series 2018-M13, Class A2, 3.82%, 9/25/30 (8)	17,300,000	19,027,844
Series 2019-M1, Class A2, 3.673%, 9/25/28 (8)	11,860,000	12,876,653
Series 2019-M9, Class A2, 2.937%, 4/25/29 (8)	3,712,779	3,835,283
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 7.654%, (1 mo. USD LIBOR + 5.25%), 10/25/23 (2)	4,363,621	4,857,233
Series 2014-C02, Class 1M2, 5.004%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (2)	4,996,633	5,228,877
Series 2014-C02, Class 2M2, 5.004%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (2)	1,928,724	1,993,865
Series 2014-C03, Class 1M2, 5.404%, (1 mo. USD LIBOR + 3.00%), 7/25/24 (2)	6,803,576	7,189,361
Series 2014-C03, Class 2M2, 5.304%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (2)	3,040,403	3,164,929
Series 2014-C04, Class 1M2, 7.304%, (1 mo. USD LIBOR + 4.90%), 11/25/24 (2)	12,890,762	14,281,340
Series 2016-C06, Class 1M2, 6.654%, (1 mo. USD LIBOR + 4.25%), 4/25/29 (2)	1,600,000	1,735,418
Series 2017-C04, Class 2M1, 3.254%, (1 mo. USD LIBOR + 0.85%), 11/25/29 (2)	4,540,171	4,558,180
Series 2017-C06, Class 1M2, 5.054%, (1 mo. USD LIBOR + 2.65%), 2/25/30 (2)	2,520,000	2,588,308
Series 2018-C03, Class 1M1, 3.084%, (1 mo. USD LIBOR + 0.68%), 10/25/30 (2)	999,473	1,001,410
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	1,957,291	2,003,787

Total Collateralized Mortgage-Backed Obligations (Cost $127,429,162)		131,973,361

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.5%
CLNS Trust, Series 2017-IKPR, Class B, 3.412%, (1 mo. USD LIBOR + 1.00%), 6/11/32 (1)(2)	5,650,000	5,655,315
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27 (1)	1,750,000	1,733,922
Series 2014-DSTY, Class C, 3.931%, 6/10/27 (1)	385,000	357,992
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 3.094%, (1 mo. USD LIBOR + 0.70%), 11/15/34 (1)(2)	4,100,000	4,099,475
Series 2019-BPR, Class A, 3.794%, (1 mo. USD LIBOR + 1.40%), 5/15/36 (1)(2)	7,320,000	7,331,504
Motel 6 Trust:
Series 2017-MTL6, Class C, 3.798%, (1 mo. USD LIBOR + 1.40%), 8/15/34 (1)(2)	2,611,347	2,615,780
Series 2017-MTL6, Class D, 4.548%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (1)(2)	995,218	1,001,199
RETL Trust:
Series 2019-RVP, Class A, 3.544%, (1 mo. USD LIBOR + 1.15%), 3/15/36 (1)(2)	7,448,910	7,471,735
Series 2019-RVP, Class B, 3.944%, (1 mo. USD LIBOR + 1.55%), 3/15/36 (1)(2)	5,170,000	5,189,371
WFLD Mortgage Trust:
Series 2014-MONT, Class B, 3.754%, 8/10/31 (1)	1,000,000	1,023,442
Series 2014-MONT, Class C, 3.754%, 8/10/31 (1)	2,700,000	2,736,647

Total Commercial Mortgage-Backed Securities (Cost $39,142,858)		39,216,382

TAXABLE MUNICIPAL OBLIGATIONS - 1.6%
General Obligations - 0.9%
Commonwealth of Massachusetts, 5.456%, 12/1/39 (9)	750,000	958,133

Los Angeles Unified School District, California, 5.75%, 7/1/34 (9)	3,750,000	4,791,900
Massachusetts, Green Bonds, 3.277%, 6/1/46	3,975,000	3,949,918
New York City, NY, 5.206%, 10/1/31 (9)	1,030,000	1,228,656
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	3,085,000	3,295,705
		14,224,312

Special Tax Revenue - 0.6%
Connecticut, Special Tax Revenue, 5.459%, 11/1/30 (9)	3,800,000	4,502,962
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36 (9)	3,540,000	4,418,486
		8,921,448

Water and Sewer - 0.1%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	1,170,000	1,500,642

Total Taxable Municipal Obligations (Cost $22,998,395)		24,646,402

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.4%
Federal National Mortgage Association:
2.65%, 6/1/26	2,847,967	2,910,192
2.68%, 7/1/26	3,000,000	3,071,851

Total U.S. Government Agency Mortgage-Backed Securities (Cost $5,943,232)		5,982,043

HIGH SOCIAL IMPACT INVESTMENTS - 0.4%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (10)(11)	5,087,392	5,021,968
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.38%, 11/3/20 (11)(12)(13)	490,000	460,110
ImpactAssets Inc., Microfinance Plus Notes, 2.31%, 11/3/20 (11)(12)(13)	631,000	577,365

Total High Social Impact Investments (Cost $6,208,392)		6,059,443

SOVEREIGN GOVERNMENT BONDS - 0.5%
Export Development Canada, 1.625%, 6/1/20	4,500,000	4,482,691
Nacional Financiera SNC, 3.375%, 11/5/20 (1)	3,450,000	3,466,422

Total Sovereign Government Bonds (Cost $7,930,457)		7,949,113

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 1.1%
Overseas Private Investment Corp.:
3.22%, 9/15/29	2,684,333	2,807,791
3.52%, 9/20/32	6,163,143	6,593,156
U.S. Department of Housing and Urban Development:
2.547%, 8/1/22	1,558,000	1,591,700
2.618%, 8/1/23	778,000	793,158

2.668%, 8/1/24	2,726,000	2,823,597
2.738%, 8/1/25	2,726,000	2,830,490

Total U.S. Government Agencies and Instrumentalities (Cost $16,635,476)		17,439,892

FLOATING RATE LOANS (14) - 1.9%
Building and Development - 0.2%
DTZ U.S. Borrower, LLC, Term Loan, 5.652%, (1 mo. USD LIBOR + 3.25%), 8/21/25	2,630,125	2,625,838

Business Equipment and Services - 0.3%
Change Healthcare Holdings, LLC, Term Loan, 5.152%, (1 mo. USD LIBOR + 2.75%), 3/1/24	2,243,838	2,229,348
First Data Corporation, Term Loan, 4.404%, (1 mo. USD LIBOR + 2.00%), 7/8/22	2,460,389	2,460,391
		4,689,739

Cable and Satellite Television - 0.2%
UPC Financing Partnership, Term Loan, 4.894%, (1 mo. USD LIBOR + 2.50%), 1/15/26	1,757,443	1,757,069
Ziggo Secured Finance Partnership, Term Loan, 4.894%, (1 mo. USD LIBOR + 2.50%), 4/15/25	2,110,000	2,070,583
		3,827,652

Cosmetics/Toiletries - 0.0% (6)
Prestige Brands, Inc., Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 1/26/24	584,368	581,957

Drugs - 0.2%
Jaguar Holding Company II, Term Loan, 4.902%, (1 mo. USD LIBOR + 2.50%), 8/18/22	3,928,843	3,909,902

Electronics/Electrical - 0.4%
Go Daddy Operating Company, LLC, Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 2/15/24	578,080	578,752
Infor (US), Inc., Term Loan, 5.08%, (3 mo. USD LIBOR + 2.75%), 2/1/22	3,920,119	3,911,542
MA FinanceCo., LLC, Term Loan, 4.902%, (1 mo. USD LIBOR + 2.50%), 6/21/24	163,809	160,943
Seattle Spinco, Inc., Term Loan, 4.902%, (1 mo. USD LIBOR + 2.50%), 6/21/24	1,106,244	1,086,885
SolarWinds Holdings, Inc., Term Loan, 5.152%, (1 mo. USD LIBOR + 2.75%), 2/5/24	915,354	911,539
		6,649,661

Equipment Leasing - 0.2%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 4.133%, (1 mo. USD LIBOR + 1.75%), 1/15/25	2,397,042	2,396,211

Financial - 0.0% (6)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (11)(12)(15)	481,681	7,598

Industrial Equipment - 0.0% (6)
Rexnord, LLC, Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 8/21/24	561,875	561,992

Leisure Goods/Activities/Movies - 0.1%
Bombardier Recreational Products, Inc., Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 5/23/25	804,447	794,392

Lodging and Casinos - 0.1%
ESH Hospitality, Inc., Term Loan, 4.402%, (1 mo. USD LIBOR + 2.00%), 8/30/23	823,537	822,079

Telecommunications - 0.2%
Level 3 Financing, Inc., Term Loan, 4.652%, (1 mo. USD LIBOR + 2.25%), 2/22/24	1,201,870	1,193,482
Sprint Communications, Inc., Term Loan, 4.938%, (1 mo. USD LIBOR + 2.50%), 2/2/24	1,870,861	1,845,917
		3,039,399

Total Floating Rate Loans (Cost $30,458,428)		29,906,420

COMMERCIAL PAPER - 4.8%
AutoZone, Inc., 2.496%, 7/11/19 (1)(16)	15,375,000	15,364,494
Avangrid, Inc., 2.538%, 7/17/19 (1)(16)	27,135,000	27,104,850
CNH Industrial Capital LLC, 3.191%, 11/5/19 (1)(16)	7,000,000	6,922,372
Enel Finance America, 2.83%, 7/26/19 (1)(16)	7,000,000	6,986,486
Ford Motor Credit Co.:
3.164%, 7/9/19 (1)(16)	15,000,000	14,989,667
3.414%, 8/1/19 (1)(16)	3,800,000	3,789,103

Total Commercial Paper (Cost $75,158,047)		75,156,972

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33%	11,380,015	11,380,015

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $11,380,015)		11,380,015

TOTAL INVESTMENTS (Cost $1,515,543,731) - 99.6%		1,550,165,072
Other assets and liabilities, net - 0.4%		5,731,876
NET ASSETS - 100.0%		1,555,896,948

NOTES TO SCHEDULE OF INVESTMENTS
(1) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $486,765,082, which represents 31.3% of the net assets of the Fund as of June 30, 2019.

(2) Variable rate security. The stated interest rate represents the rate in effect at June 30, 2019.
(3) All or a portion of this security was on loan at June 30, 2019. The aggregate market value of securities on loan at June 30, 2019 was $38,398,875 and the total market value of the collateral received by the Fund was $39,441,245, comprised of cash of $11,380,015 and U.S. Government and/or agencies securities of $28,061,230.

(4) Security converts to floating rate after the indicated fixed-rate coupon period.
(5) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(6) Amount is less than 0.05%.
(7) When-issued security.
(8) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2019.
(9) Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(10) Affiliated company.
(11) Restricted security. Total market value of restricted securities amounts to $6,067,041, which represents 0.4% of the net assets of the Fund as of June 30, 2019.
(12) For fair value measurement disclosure purposes, security is categorized as Level 3.
(13) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2019.

(14) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London Interbank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at June 30, 2019. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a floating rate loan.

(15) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(16) Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At June 30, 2019, the aggregate value of these securities is $75,156,972, representing 4.8% of the Fund’s net assets

Abbreviations:
LIBOR:	London Interbank Offered Rate

Currency Abbreviations:
USD:	United States Dollar

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 2-Year Treasury Note	440	9/30/19	$94,679,063	$521,766
U.S. 5-Year Treasury Note	529	9/30/19	62,504,656	774,301
U.S. Long Treasury Bond	175	9/19/19	27,228,906	617,642
U.S. Ultra-Long Treasury Bond	329	9/19/19	58,418,063	1,816,579
Total Long				$3,730,288
Short:
U.S. Ultra 10-Year Treasury Note	(53)	9/19/19	($7,320,625)	($112,979)

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	481,681
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	5,087,392
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.38%, 11/3/20	11/13/15	490,000
ImpactAssets Inc., Microfinance Plus Notes, 2.31%, 11/3/20	11/13/15	631,000

At June 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended June 30, 2019, the Fund used futures contracts to hedge against fluctuations in interest rates and to manage overall duration of the Fund.
At June 30, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $3,730,288 and $112,979, respectively.
At June 30, 2019, the value of the Fund’s investment in Calvert Impact Capital, Inc. (the Notes) was $5,021,968, which represents 0.3% of the Fund’s net assets. Transactions in the Notes by the Fund for the fiscal year to date ended June 30, 2019 were as follows:

Name of Issuer	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gains Distributions Received	Change in Unrealized Appreciation (Depreciation)
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$5,087,392	$—	$—	$5,087,392	$5,021,968	$56,809	$—	$—	$126,116

(1) Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of June 30, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$592,175,565	$—	$592,175,565
U.S. Treasury Obligations	—	292,743,855	—	292,743,855
Asset-Backed Securities	—	315,535,609	—	315,535,609
Collateralized Mortgage-Backed Obligations	—	131,973,361	—	131,973,361
Commercial Mortgage-Backed Securities	—	39,216,382	—	39,216,382
Taxable Municipal Obligations	—	24,646,402	—	24,646,402
U.S. Government Agency Mortgage-Backed Securities	—	5,982,043	—	5,982,043
High Social Impact Investments	—	5,021,968	1,037,475	6,059,443
Sovereign Government Bonds	—	7,949,113	—	7,949,113
U.S. Government Agencies and Instrumentalities	—	17,439,892	—	17,439,892
Floating Rate Loans	—	29,898,822	7,598	29,906,420
Commercial Paper	—	75,156,972	—	75,156,972
Short Term Investment of Cash Collateral for Securities Loaned	11,380,015	—	—	11,380,015
Total Investments	$11,380,015	$1,537,739,984	$1,045,073	$1,550,165,072
Futures Contracts	$3,730,288	$—	$—	$3,730,288
Total	$15,110,303	$1,537,739,984	$1,045,073	$1,553,895,360

Liabilities
Futures Contracts	$(112,979)	$—	$—	$(112,979)

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2019 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.